SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 15. SUBSEQUENT EVENTS

During April 2013 the Company sold $20,000 of common stock at $0.16 or 125,000 common shares. The Company also issued 125,000 five year warrants to acquire stock at $0.16 per share.

During April 2013 the Company issued an eight month $250,000 of Senior Secured Convertible note. The Note converts into common stock after six months outstanding based on 62% of the preceding ten day volume weighted price.

On April 23, 2013, the Company entered into a Share Exchange Agreement, dated March 23, 2013, by and among the Company, Edible Garden Corp., a Nevada corporation (“Edible Garden”), and the holders of common stock of Edible Garden. The share exchange was consummated on April 24, 2013, when Articles of Exchange were filed with the Secretary of State of the State of Nevada.

On January 9, 2013 the Board approved the letter of intent to acquire Naturally Beautiful Plants, LLC. The Company has issued 200,000 shares of Common Stock as a non-refundable deposit.

On January 9, 2013 the Board approved the letter of intent to acquire Grorite Inc. The Company has issued 200,000 shares of Common Stock as a non-refundable deposit.

In the first quarter of 2013 the Company raised $170,160. The Company sold 515,636 units at $0.33 each. Each unit contained one share of common stock and one five year warrant with the exercise price is $0.33.